VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 99.8%
Australia : 8.1%
Anglogold Ashanti PLC (USD) 23,325 $ 2,270,922
BHP Group Ltd. (ADR) † 103,948 7,561,177
Evolution Mining Ltd. † 76,739 685,955
Fortescue Ltd. † 95,671 1,357,094
Glencore PLC (GBP) 489,846 3,696,294
Northern Star Resources Ltd. 68,895 994,182
Rio Tinto Ltd. † 14,233 1,605,226
Rio Tinto PLC (ADR) 54,855 5,117,423
Woodside Energy Group Ltd.
(ADR) † 48,620 1,161,045
24,449,318
Brazil : 3.7%
Axia Energia (ADR) † 135,802 1,531,847
Petroleo Brasileiro SA -
Petrobras (ADR) 66,999 1,256,231
Suzano SA (ADR) † 84,277 843,613
Vale SA (ADR) 176,966 2,815,529
Wheaton Precious Metals
Corp. (USD) 17,743 2,324,510
Yara International ASA (NOK) 40,240 2,338,186
11,109,916
Burkina Faso : 0.2%
IAMGOLD Corp. (USD) * 31,934 600,998
Underline
Canada : 13.7%
Agnico Eagle Mines Ltd.
(USD) 27,521 5,586,213
Alamos Gold, Inc. (USD) 22,746 1,010,605
Barrick Mining Corp. (USD) 88,070 3,592,375
Cameco Corp. (USD) 24,867 2,700,805
Canadian Natural Resources
Ltd. (USD) 52,488 2,557,740
Cenovus Energy, Inc. (USD) 38,601 1,024,085
Enbridge, Inc. (USD) 65,065 3,522,619
Equinox Gold Corp. (USD) 49,185 711,215
First Majestic Silver Corp.
(USD) 31,531 677,286
Franco-Nevada Corp. (USD) 8,737 2,158,476
Kinross Gold Corp. (USD) 60,286 1,839,929
Lundin Gold, Inc. 7,762 591,292
Nutrien Ltd. (USD) 99,275 7,491,291
Pan American Silver Corp.
(USD) 22,311 1,218,850
Pembina Pipeline Corp.
(USD) † 19,102 855,006
Suncor Energy, Inc. (USD) 36,477 2,411,494
TC Energy Corp. (USD) † 25,063 1,568,944
Teck Resources Ltd. (USD) 27,764 1,436,787
West Fraser Timber Co. Ltd.
(USD) † 9,165 598,383
41,553,395
Chile : 0.3%
Lundin Mining Corp. (CAD) 36,848 915,952
Underline
China : 1.4%
China Hongqiao Group Ltd.
(HKD) 215,000 971,324
PetroChina Co. Ltd. (HKD) 676,000 927,496
Number
of Shares Value
China (continued)
Wilmar International Ltd.
(SGD) 802,864 $ 2,403,784
4,302,604
Denmark : 1.3%
Orsted AS 144A * 50,948 1,259,525
Vestas Wind Systems A/S 86,663 2,606,558
3,866,083
Finland : 0.8%
Stora Enso Oyj † 62,876 736,015
UPM-Kymmene Oyj 53,316 1,663,507
2,399,522
France : 1.9%
TotalEnergies SE (USD) † 64,353 5,854,836
Underline
Germany : 3.0%
Bayer AG 200,294 9,239,973
Underline
India : 0.9%
Reliance Industries Ltd.
(USD) 144A (GDR) † 46,632 2,741,566
Underline
Indonesia : 0.2%
Barito Renewables Energy
Tbk PT * 2,010,100 620,967
Underline
Israel : 0.0%
Enlight Renewable Energy
Ltd. * 1 54
Underline
Italy : 0.7%
Eni SpA (ADR) † 35,128 1,988,596
Underline
Japan : 1.8%
Kubota Corp. 178,300 2,850,376
Nippon Steel Corp. † 299,700 1,102,483
Oji Holdings Corp. 117,776 635,632
Sumitomo Metal Mining Co.
Ltd. 13,600 789,648
5,378,139
Liechtenstein : 0.4%
Antofagasta PLC (GBP) 24,295 1,085,462
Underline
Luxembourg : 0.4%
ArcelorMittal SA (USD) 24,089 1,252,146
Underline
Mexico : 1.4%
Fresnillo PLC (GBP) 13,828 610,671
Grupo Mexico SAB de CV 182,864 1,945,252
Industrias Penoles SAB de
CV * † 13,555 598,512
Southern Copper Corp.
(USD) † 5,860 1,008,271
4,162,706
Norway : 1.2%
Equinor ASA (ADR) 29,910 1,262,202
Mowi ASA 106,879 2,416,347
3,678,549
Portugal : 0.4%
EDP SA 248,345 1,310,016
Underline
Russia : 0.0%
Evraz PLC (GBP) *∞ 10,824 0
Gazprom PJSC *∞ 125,520 0

VANECK NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Russia (continued)
GMK Norilskiy Nickel PAO *∞ 128,400 $ 0
GMK Norilskiy Nickel PAO
(ADR) *∞ 17 0
LUKOIL PJSC *∞ 3,739 0
Novatek PJSC *∞ 19,580 0
Novolipetsk Steel PJSC * 26,910 0
PhosAgro PJSC *∞ 4,623 0
PhosAgro PJSC (USD)
(GDR) ∞ 1 0
PhosAgro PJSC (USD)
(GDR) ∞ 89 0
Polyus PJSC (USD) (GDR) *∞ 1,669 0
Rosneft Oil Co. PJSC *∞ 13,000 0
Severstal PAO (USD)
(GDR) *∞ 4,118 0
Surgutneftegas PAO *∞ 371,430 0
Tatneft PJSC (ADR) *∞ 2,680 0
0
South Africa : 2.0%
Anglo American PLC (GBP) 54,566 2,334,148
Gold Fields Ltd. (ADR) 39,116 1,775,866
Harmony Gold Mining Co.
Ltd. (ADR) 32,697 502,553
Impala Platinum Holdings
Ltd. † 47,944 674,041
Valterra Platinum Ltd. 11,091 921,597
6,208,205
South Korea : 0.4%
POSCO Holdings, Inc. (ADR) † 19,155 1,120,376
Underline
Spain : 4.2%
Iberdrola SA 512,328 11,692,272
Repsol SA 36,939 1,036,492
12,728,764
Sweden : 0.6%
Boliden AB * 15,343 799,276
Holmen AB † 14,013 499,361
Svenska Cellulosa AB SCA † 59,813 689,155
1,987,792
United Kingdom : 4.3%
BP PLC (ADR) 72,702 3,416,994
CNH Industrial NV (USD) 165,220 1,817,420
Endeavour Mining PLC 11,790 707,714
Shell PLC (ADR) † 75,639 7,034,427
12,976,555
United States : 46.2%
AGCO Corp. 13,561 1,571,313
Archer-Daniels-Midland Co. 62,597 4,550,176
Baker Hughes Co. 18,346 1,120,023
Bloom Energy Corp. * 19,175 2,598,021
Bunge Global SA 22,636 2,879,299
CF Industries Holdings, Inc. 28,212 3,663,046
Cheniere Energy, Inc. 5,876 1,667,374
Chevron Corp. 78,287 16,197,580
Coeur Mining, Inc. * 51,324 963,351
ConocoPhillips 30,231 3,990,492
Corteva, Inc. 102,744 8,600,700
Darling Ingredients, Inc. * 34,922 2,159,926
Deere & Co. 25,277 14,238,534
Number
of Shares Value
United States (continued)
Devon Energy Corp. 16,712 $ 840,948
Diamondback Energy, Inc. 5,182 1,024,948
EOG Resources, Inc. 10,215 1,476,783
EQT Corp. 14,951 951,482
Exxon Mobil Corp. 99,055 16,805,670
First Solar, Inc. * 8,133 1,604,316
Freeport-McMoRan, Inc. 67,390 3,961,184
Ingredion, Inc. 15,455 1,741,160
Kinder Morgan, Inc. 48,979 1,642,266
Louisiana-Pacific Corp. 7,605 553,264
Marathon Petroleum Corp. 7,259 1,772,503
Mosaic Co. 64,337 1,640,594
Newmont Corp. 46,233 5,004,722
NextEra Energy, Inc. 136,123 12,643,104
Nextpower, Inc. * 10,960 1,321,228
Nucor Corp. 8,779 1,484,529
Occidental Petroleum Corp. 17,860 1,160,900
ONEOK, Inc. 15,647 1,414,332
Phillips 66 9,863 1,796,841
Reliance, Inc. 2,759 838,515
Royal Gold, Inc. 3,555 904,712
SLB Ltd. 36,754 1,888,788
Steel Dynamics, Inc. 6,850 1,233,000
Targa Resources Corp. 4,720 1,183,446
The Williams Companies, Inc. 29,792 2,168,262
Toro Co. 19,935 1,862,726
Tyson Foods, Inc. 54,940 3,520,006
UFP Industries, Inc. 6,304 580,724
Valero Energy Corp. 7,259 1,793,554
Weyerhaeuser Co. 54,197 1,324,033
140,338,375
Zambia : 0.3%
First Quantum Minerals Ltd.
(CAD) * 39,506 941,542
Underline
Total Common Stocks
(Cost: $225,891,265) 302,812,407
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.3%
Money Market Fund: 1.3%
(Cost: $3,808,614)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 3,808,614 3,808,614
Total Investments: 101.1%
(Cost: $229,699,879) 306,621,021
Liabilities in excess of other assets: (1.1)% (3,210,441)
NET ASSETS: 100.0% $ 303,410,580

FootnoteRuleAboveBlank
Footnotes:
*   See Schedule of Investments for geographic sectors.
Definitions:
ADR American Depositary Receipt
CAD Canadian Dollar
GBP British Pound
GDR Global Depositary Receipt
HKD Hong Kong Dollar
NOK Norwegian Krone
SGD Singapore Dollar
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $26,455,806.
* Non-income producing
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a) The rate shown is the 7-day yield as of 03/31/26.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,001,091, or 1.3% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 302,812,407
Australia $ 16,110,567 $ 8,338,751 $ — $ 24,449,318
Brazil 8,771,730 2,338,186 — 11,109,916
Burkina Faso 600,998 — — 600,998
Canada 41,553,395 — — 41,553,395
Chile 915,952 — — 915,952
China — 4,302,604 — 4,302,604
Denmark — 3,866,083 — 3,866,083
Finland — 2,399,522 — 2,399,522
France 5,854,836 — — 5,854,836
Germany — 9,239,973 — 9,239,973
India — 2,741,566 — 2,741,566
Indonesia 620,967 — — 620,967
Israel — 54 — 54
Italy 1,988,596 — — 1,988,596
Japan — 5,378,139 — 5,378,139
Liechtenstein — 1,085,462 — 1,085,462
Luxembourg 1,252,146 — — 1,252,146
Mexico 3,552,035 610,671 — 4,162,706
Norway 1,262,202 2,416,347 — 3,678,549
Portugal — 1,310,016 — 1,310,016
Russia — — 0 0
South Africa 2,278,419 3,929,786 — 6,208,205
South Korea 1,120,376 — — 1,120,376
Spain — 12,728,764 — 12,728,764
Sweden — 1,987,792 — 1,987,792
United Kingdom 12,268,841 707,714 — 12,976,555
United States 140,338,375 — — 140,338,375
Zambia 941,542 — — 941,542
Money Market Fund 3,808,614 — — 3,808,614
Total Investments $ 243,239,591 $ 63,381,430 $ 0 $ 306,621,021